Note 8 - Income Taxes - Reconciliation of Income Tax Rate (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Computed (expected tax rate)	21.00%	21.00%	21.00%
State income taxes (net of federal tax benefit)	3.90%	3.60%	4.10%
Federal credits	(0.80%)	(0.60%)	(3.90%)
State rate changes	(0.00%)	(0.20%)	2.80%
State credit expiration	0.90%	0.00%	2.10%
State return to accrual	1.40%	0.50%	(0.60%)
Change in valuation allowance	(2.10%)	(0.20%)	7.80%
Other	0.00%	(0.40%)	(0.20%)
Effective income tax rate	24.30%	23.70%	33.10%